Acquisitions and disposals - acquisitions (Details) € in Millions, £ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Nov. 03, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jan. 26, 2023 USD ($)	Sep. 01, 2022 GBP (£)	May 31, 2022 USD ($)	Dec. 31, 2023	Mar. 31, 2023 USD ($)	Jan. 26, 2023 EUR (€)	Jan. 26, 2023 USD ($)	Sep. 01, 2022 USD ($)
Disclosure Of Business Combinations [Line Items]
Total purchase price							$ 362
Ownership interest in Equinor group's oil and gas activities and net assets						100.00%
BeGreen Solar Aps [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of share acquired								100.00%	100.00%
Total purchase price								€ 235	$ 252
BeGreen Solar Aps [Member] | REN [Member]
Disclosure Of Business Combinations [Line Items]
Increase in intangible assets			$ 423
Triton Power [Member]
Disclosure Of Business Combinations [Line Items]
Total purchase price				£ 120						$ 141
Triton Power [Member] | Development and Production International & Marketing, Midstream and Processing [Member] | SSE Thermal [Member]
Disclosure Of Business Combinations [Line Items]
Ownership interest in joint venture				50.00%
Statfjord licence shares [Member]
Disclosure Of Business Combinations [Line Items]
Cash consideration					$ 168
Statfjord licence shares [Member] | Maximum (%) [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of share acquired					48.78%
Statfjord licence shares [Member] | Minimum (%) [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of share acquired					11.56%
Statfjord licence shares [Member] | E&P International [Member]
Disclosure Of Business Combinations [Line Items]
Increase in property plant and equipment resulting from business combination					$ 98
Reduction of deferred tax liability					86
Increase in asset retirement obligation					241
Statfjord licence shares [Member] | E&P Norway and E&P International segments [Member]
Disclosure Of Business Combinations [Line Items]
Increase in property plant and equipment resulting from business combination					98
Reduction of deferred tax liability					298
Increase in asset retirement obligation					390
Increase in taxes payable					$ 98
Rio Energy [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of share acquired	100.00%
Total purchase price	$ 82
Increase in property plant and equipment resulting from business combination	350
Capital contributions to acquirer	$ 268
Suncor Energy UK Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of share acquired		100.00%
Total purchase price		$ 847
Increase in property plant and equipment resulting from business combination		1,490
Increase in deferred tax liability		$ 672
Suncor Energy UK Limited [Member] | Buzzard Oil Field [Member]
Disclosure Of Business Combinations [Line Items]
Ownership interest in joint operation		29.89%
Suncor Energy UK Limited [Member] | Rosebank Development [Member]
Disclosure Of Business Combinations [Line Items]
Ownership interest in joint operation		40.00%